UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
12/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (53.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (20.2%)

Government National Mortgage Association Pass-Through Certificates
6.00%, 1/15/29		$2	$2
5.00%, TBA, 1/1/47		4,000,000	4,265,938
4.70%, 5/20/67		102,349	114,119
4.67%, 9/20/65		78,434	84,997
4.622%, 6/20/67		204,560	226,294
4.50%, with due dates from 2/20/34 to 9/20/45		3,148,521	3,356,976
4.50%, TBA, 1/1/48		18,000,000	18,885,938
4.494%, 3/20/67		206,071	226,163
4.318%, 5/20/67		101,481	110,741
4.00%, with due dates from 4/20/45 to 5/20/46		16,108,997	17,062,742
3.50%, with due dates from 1/20/45 to 11/20/47		26,047,152	27,042,657
3.50%, 4/20/46(i)		4,449	4,607
3.00%, TBA, 1/1/48		4,000,000	4,036,875

			75,418,049
U.S. Government Agency Mortgage Obligations (33.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29		269,011	307,692
6.00%, 9/1/21		2,098	2,197
5.50%, with due dates from 7/1/19 to 8/1/19		28,703	29,311
4.50%, with due dates from 1/1/37 to 3/1/45		1,873,268	2,016,164
4.00%, 9/1/45		1,478,730	1,556,074
3.50%, with due dates from 8/1/43 to 5/1/47		11,332,828	11,734,053
3.00%, with due dates from 3/1/43 to 12/1/46		13,275,217	13,310,770

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41		1,716,713	1,934,287
6.00%, with due dates from 4/1/21 to 8/1/22		265,634	278,394
6.00%, TBA, 1/1/48		2,000,000	2,232,031
5.50%, with due dates from 2/1/35 to 1/1/38		3,085,603	3,413,498
5.50%, with due dates from 11/1/18 to 2/1/21		56,400	58,262
5.50%, TBA, 1/1/48		5,000,000	5,482,813
5.00%, 3/1/21		3,482	3,596
4.50%, with due dates from 3/1/39 to 5/1/45		2,793,870	3,001,279
4.00%, with due dates from 8/1/44 to 8/1/47		8,064,258	8,487,440
4.00%, with due dates from 5/1/19 to 9/1/20		14,167	14,569
3.50%, with due dates from 10/1/42 to 6/1/56		26,964,981	27,830,929
3.50%, TBA, 1/1/48		2,000,000	2,054,219
3.00%, with due dates from 2/1/43 to 3/1/47		12,478,672	12,540,485
3.00%, TBA, 1/1/48		4,000,000	4,000,938
3.00%, 11/1/31(i)		187,901	191,709
2.50%, TBA, 1/1/48		24,000,000	23,178,749

			123,659,459

Total U.S. government and agency mortgage obligations (cost $200,515,762)			$199,077,508

U.S. TREASURY OBLIGATIONS (24.7%)(a)
		Principal amount	Value

U.S. Treasury Bonds
7.125%, 2/15/23		$12,085,000	$14,940,081
6.25%, 8/15/23		17,682,000	21,414,561
4.50%, 8/15/39(SEG)(SEGSF)(SEGCCS)		42,774,000	55,873,538

U.S. Treasury Notes 1.50%, 1/31/22(i)		40,000	39,266

Total U.S. treasury obligations (cost $85,679,975)			$92,267,446

MORTGAGE-BACKED SECURITIES (31.6%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (31.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%, 19.85%, 4/15/37		$206,725	$306,181
IFB Ser. 2976, Class LC (-3.667 x 1 Month US LIBOR) + 24.42%, 19.004%, 5/15/35		69,235	97,857
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.80%, 18.381%, 11/15/35		213,163	298,385
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.28%, 17.401%, 12/15/36		91,297	123,634
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 15.429%, 3/15/35		1,503,205	2,065,554
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 13.171%, 6/15/34		244,397	283,256
IFB Ser. 4136, Class ES, IO (-1 x 1 Month US LIBOR) + 6.25%, 4.773%, 11/15/42		2,562,802	318,101
IFB Ser. 4436, Class SC, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.673%, 2/15/45		4,273,993	716,091
Ser. 4122, Class TI, IO, 4.50%, 10/15/42		1,995,176	378,393
Ser. 4018, Class DI, IO, 4.50%, 7/15/41		2,579,702	361,168
Ser. 4546, Class PI, IO, 4.00%, 12/15/45		5,054,591	829,544
Ser. 4601, Class IC, IO, 4.00%, 12/15/45		4,295,863	616,757
Ser. 4530, Class HI, IO, 4.00%, 11/15/45		3,919,820	637,512
Ser. 4500, Class GI, IO, 4.00%, 8/15/45		2,869,315	489,476
Ser. 4425, IO, 4.00%, 1/15/45		3,708,108	570,974
Ser. 4452, Class QI, IO, 4.00%, 11/15/44		2,865,897	618,673
Ser. 4019, Class JI, IO, 4.00%, 5/15/41		3,380,830	486,444
Ser. 3996, Class IK, IO, 4.00%, 3/15/39		2,869,472	187,936
FRB Ser. 57, Class 2A1, 3.621%, 7/25/43(WAC)		839	897
Ser. 4621, Class QI, IO, 3.50%, 10/15/46		6,788,349	1,034,680
Ser. 4165, Class AI, IO, 3.50%, 2/15/43		2,248,761	366,773
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42		4,806,964	623,609
Ser. 4199, Class CI, IO, 3.50%, 12/15/37		2,801,129	183,653
Ser. 304, Class C37, IO, 3.50%, 12/15/27		2,598,005	233,570
Ser. 4150, Class DI, IO, 3.00%, 1/15/43		4,144,651	523,262
Ser. 4141, Class PI, IO, 3.00%, 12/15/42		3,272,297	366,137
Ser. 4158, Class TI, IO, 3.00%, 12/15/42		7,295,219	721,570
Ser. 4165, Class TI, IO, 3.00%, 12/15/42		7,894,855	770,877
Ser. 4171, Class NI, IO, 3.00%, 6/15/42		5,610,792	557,881
Ser. 4183, Class MI, IO, 3.00%, 2/15/42		2,565,814	230,154
Ser. 4201, Class JI, IO, 3.00%, 12/15/41		4,657,423	387,192
Ser. 315, PO, zero %, 9/15/43		10,131,995	8,283,667
Ser. 3835, Class FO, PO, zero %, 4/15/41		4,074,415	3,535,627
Ser. 3391, PO, zero %, 4/15/37		53,636	45,435
Ser. 3300, PO, zero %, 2/15/37		26,704	23,048
Ser. 3210, PO, zero %, 5/15/36		9,154	8,326
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		10,269	7,576
FRB Ser. 3117, Class AF, 1 Month US LIBOR + 0.00%, zero %, 2/15/36		7,835	5,843

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 30.587%, 7/25/36		150,110	262,137
IFB Ser. 05-74, Class NK (-5 x 1 Month US LIBOR) + 27.50%, 19.739%, 5/25/35		61,370	81,300
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.57%, 18.876%, 3/25/36		186,359	280,543
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 18.509%, 6/25/37		248,726	353,788
IFB Ser. 05-122, Class SE (-3.5 x 1 Month US LIBOR) + 23.10%, 17.668%, 11/25/35		265,208	346,070
IFB Ser. 08-24, Class SP (-3.667 x 1 Month US LIBOR) + 23.28%, 17.592%, 2/25/38		1,287,293	1,696,916
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.594%, 8/25/35		170,561	214,787
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US LIBOR) + 20.12%, 15.311%, 12/25/35		338,269	480,747
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.39%, 13.358%, 11/25/34		79,061	93,584
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 9.796%, 5/25/40		626,647	718,075
IFB Ser. 11-123, Class KS, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.048%, 10/25/41		683,776	102,915
FRB Ser. 03-W11, Class A1, 4.525%, 6/25/33(WAC)		34	36
FRB Ser. 04-W7, Class A2, 4.207%, 3/25/34(WAC)		284	315
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42		2,507,290	427,771
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41		1,801,288	217,415
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27		3,505,859	408,643
FRB Ser. 03-W14, Class 2A, 3.985%, 1/25/43(WAC)		816	860
FRB Ser. 03-W3, Class 1A4, 3.657%, 8/25/42(WAC)		1,453	1,535
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46		7,836,668	1,156,535
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43		3,900,888	549,273
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42		1,630,095	197,453
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42		4,550,600	854,307
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41		4,310,934	646,042
FRB Ser. 04-W2, Class 4A, 3.373%, 2/25/44(WAC)		573	592
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43		2,717,781	293,670
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43		6,922,985	752,875
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43		2,460,196	269,490
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42		2,357,822	161,466
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		1,987,327	149,882
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42		4,383,544	349,105
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41		3,352,678	323,460
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		2,730,297	163,927
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41		3,961,809	244,681
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41		2,712,147	168,899
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40		3,580,548	376,126
FRB Ser. 07-95, Class A3, 1 Month US LIBOR + 0.25%, 1.802%, 8/27/36		11,444,382	11,048,202
FRB Ser. 01-50, Class B1, IO, 0.403%, 10/25/41(WAC)		4,295,556	51,117
Ser. 01-79, Class BI, IO, 0.293%, 3/25/45(WAC)		953,372	8,569
Ser. 08-53, Class DO, PO, zero %, 7/25/38		148,469	134,503
Ser. 07-64, Class LO, PO, zero %, 7/25/37		25,832	23,687
Ser. 07-44, Class CO, PO, zero %, 5/25/37		66,766	55,142
Ser. 08-36, Class OV, PO, zero %, 1/25/36		22,584	19,466

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40		3,094,668	734,984
IFB Ser. 11-81, Class SB, IO (-1 x 1 Month US LIBOR) + 6.71%, 5.214%, 11/16/36		1,746,463	119,388
IFB Ser. 13-182, Class SP, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.199%, 12/20/43		3,225,210	591,246
IFB Ser. 11-156, Class SK, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.099%, 4/20/38		3,413,927	695,588
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44		3,847,091	825,470
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44		2,187,481	462,018
Ser. 14-76, IO, 5.00%, 5/20/44		2,938,828	610,263
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43		3,166,884	575,096
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		1,614,175	344,142
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43		713,462	152,781
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40		140,578	11,032
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		1,734,998	372,851
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		5,320,132	1,143,828
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		3,919,149	833,289
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43		5,337,019	1,020,065
Ser. 12-129, IO, 4.50%, 11/16/42		3,223,405	728,038
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42		4,038,063	725,725
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		1,573,263	201,456
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		4,648,427	912,858
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40		5,075,467	1,026,767
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		1,451,413	282,155
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		1,018,686	198,338
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39		2,622,550	546,719
Ser. 16-69, IO, 4.00%, 5/20/46		5,419,980	889,202
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45		3,304,428	542,960
Ser. 15-94, IO, 4.00%, 7/20/45		877,957	193,853
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45		4,242,948	804,166
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45		2,928,396	636,633
Ser. 15-40, IO, 4.00%, 3/20/45		2,261,492	461,571
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43		5,999,739	774,446
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43		1,388,301	239,454
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42		3,687,383	664,849
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42		1,624,681	284,083
Ser. 14-104, IO, 4.00%, 3/20/42		4,238,336	678,049
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39		1,828,416	171,728
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39		2,469,950	240,734
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39		2,719,642	199,098
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39		3,058,067	389,899
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46		7,237,235	897,417
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46		8,097,485	881,816
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46		4,991,050	722,904
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43		3,685,715	515,705
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43		4,698,755	693,950
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		1,910,226	287,126
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		1,770,142	263,663
Ser. 12-136, IO, 3.50%, 11/20/42		4,249,427	864,478
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41		2,152,744	284,883
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41		2,672,231	278,190
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41		1,280,105	79,623
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41		1,739,257	220,566
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40		5,145,803	658,663
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39		1,805,492	158,342
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39		5,246,537	302,883
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39		6,068,026	527,433
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37		5,157,441	575,837
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40		4,330,548	344,846
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40		2,968,617	231,255
Ser. 16-H13, Class IK, IO, 2.597%, 6/20/66(WAC)		10,662,169	1,426,065
Ser. 15-H22, Class GI, IO, 2.569%, 9/20/65(WAC)		9,350,696	1,247,383
Ser. 16-H23, Class NI, IO, 2.449%, 10/20/66(WAC)		8,810,302	1,143,577
Ser. 17-H04, Class BI, IO, 2.433%, 2/20/67(WAC)		7,246,039	1,037,633
Ser. 17-H03, Class KI, IO, 2.377%, 1/20/67(WAC)		8,667,317	1,188,020
Ser. 16-H04, Class HI, IO, 2.364%, 7/20/65(WAC)		5,549,034	589,307
Ser. 16-H18, Class QI, IO, 2.329%, 6/20/66(WAC)		8,111,043	1,024,603
Ser. 17-H08, Class GI, IO, 2.327%, 2/20/67(WAC)		5,771,971	829,721
Ser. 16-H27, Class GI, IO, 2.296%, 12/20/66(WAC)		9,169,089	1,300,782
Ser. 17-H08, Class EI, IO, 2.267%, 2/20/67(WAC)		7,546,946	1,018,838
Ser. 16-H07, Class PI, IO, 2.255%, 3/20/66(WAC)		13,251,587	1,755,835
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67(WAC)		7,558,497	978,070
FRB Ser. 15-H16, Class XI, IO, 2.228%, 7/20/65		4,074,550	457,979
Ser. 15-H20, Class CI, IO, 2.203%, 8/20/65(WAC)		13,248,425	1,502,610
Ser. 17-H06, Class MI, IO, 2.188%, 2/20/67(WAC)		9,988,216	1,251,364
Ser. 17-H14, Class JI, IO, 2.153%, 6/20/67(WAC)		2,901,748	420,753
Ser. 15-H13, Class AI, IO, 2.145%, 6/20/65(WAC)		7,779,419	807,115
Ser. 16-H17, Class DI, IO, 2.108%, 7/20/66(WAC)		8,827,460	1,002,014
Ser. 16-H24, IO, 2.097%, 9/20/66(WAC)		6,733,331	816,416
Ser. 15-H25, Class BI, IO, 2.09%, 10/20/65(WAC)		5,588,608	572,274
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)		18,420,572	1,911,134
Ser. 16-H06, Class HI, IO, 2.06%, 2/20/66		7,257,882	666,803
Ser. 15-H22, Class AI, IO, 2.037%, 9/20/65(WAC)		15,306,406	1,573,499
Ser. 15-H24, Class HI, IO, 2.031%, 9/20/65(WAC)		8,716,048	653,773
Ser. 15-H10, Class HI, IO, 2.03%, 4/20/65(WAC)		11,642,865	1,146,822
Ser. 16-H06, Class DI, IO, 1.939%, 7/20/65		8,857,067	777,252
Ser. 16-H03, Class AI, IO, 1.937%, 1/20/66(WAC)		7,953,259	795,326
Ser. 15-H23, Class TI, IO, 1.896%, 9/20/65(WAC)		8,440,208	903,102
Ser. 16-H06, Class AI, IO, 1.829%, 2/20/66		5,043,974	486,436
Ser. 15-H04, Class AI, IO, 1.816%, 12/20/64(WAC)		8,815,709	782,394
Ser. 14-H21, Class AI, IO, 1.811%, 10/20/64(WAC)		9,120,648	799,379
Ser. 17-H09, IO, 1.778%, 4/20/67(WAC)		6,849,908	756,723
Ser. 17-H10, Class MI, IO, 1.764%, 4/20/67(WAC)		8,208,013	893,032
Ser. 16-H04, Class KI, IO, 1.73%, 2/20/66(WAC)		9,226,858	772,749
Ser. 16-H10, Class AI, IO, 1.725%, 4/20/66(WAC)		13,201,581	1,015,769
Ser. 14-H25, Class BI, IO, 1.682%, 12/20/64(WAC)		7,107,286	590,075
Ser. 17-H16, Class HI, IO, 1.639%, 8/20/67(WAC)		4,686,180	462,760
Ser. 17-H06, Class EI, 1.577%, 2/20/67(WAC)		4,754,968	362,005
Ser. 16-H08, Class GI, IO, 1.432%, 4/20/66(WAC)		7,189,790	442,352
FRB Ser. 11-H07, Class FI, IO, 1.235%, 2/20/61(WAC)		30,017,326	1,110,641
Ser. 10-158, Class OP, PO, zero %, 12/20/40		279,627	240,825
Ser. 10-151, Class KO, PO, zero %, 6/16/37		224,569	189,996
Ser. 06-36, Class OD, PO, zero %, 7/16/36		2,823	2,364

			117,761,591

Total mortgage-backed securities (cost $118,548,732)			$117,761,591

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)(a)
	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$113,015,500	$481,446

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	50,857,000	256,828

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	50,857,000	206,479

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	113,015,500	47,467

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	4,972,700	315,219

2.363/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.363	60,633,700	150,978

2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28	45,206,200	134,262

2.298/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.298	60,595,400	114,525

(2.526)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.526	60,595,400	93,923

(2.493)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.493	60,633,700	67,910

(2.478)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.478	60,633,700	59,421

2.318/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.318	60,633,700	58,815

1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175	67,809,000	4,747

2.205/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.205	40,615,300	1,218

Credit Suisse International

2.33875/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.33875	45,206,200	118,440

Goldman Sachs International

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	9,493,300	111,546

2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485	4,520,600	80,919

2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27	10,849,500	46,002

2.2875/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.2875	30,462,000	20,410

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	41,137,600	18,101

2.218/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.218	30,462,000	6,092

2.10125/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.10125	30,481,000	4,572

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	113,015,500	492,748

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	50,857,000	259,879

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	50,857,000	203,937

(1.964)/3 month USD-LIBOR-BBA/Jan-21	Jan-18/1.964	22,603,000	134,262

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	113,015,500	45,206

1.964/3 month USD-LIBOR-BBA/Jan-21	Jan-18/1.964	22,603,000	23

Morgan Stanley & Co. International PLC

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125	67,809,300	10,849

Total purchased swap options outstanding (cost $5,109,773)			$3,546,224

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/99.81	$13,000,000	$13,000,000	$56,641

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/99.88	13,000,000	13,000,000	52,221

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.00	13,000,000	13,000,000	44,057

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.03	13,000,000	13,000,000	42,159

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-18/100.03	13,000,000	13,000,000	21,593

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.34	13,000,000	13,000,000	42,679

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.21	13,000,000	13,000,000	37,518

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.09	13,000,000	13,000,000	32,929

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jan-18/102.68	50,000,000	50,000,000	68,200

Total purchased options outstanding (cost $757,500)				$397,997

ASSET-BACKED SECURITIES (0.6%)(a)
		Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.352%, 11/25/50		$823,000	$823,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.452%, 2/25/49		1,312,000	1,312,000

Total asset-backed securities (cost $2,135,000)			$2,135,000

SHORT-TERM INVESTMENTS (6.5%)(a)
		Principal amount/shares	Value

Interest in $300,000,000 joint tri-party repurchase agreement dated 12/29/17 with HSBC Bank USA, National Association due 1/2/18 - maturity value of $23,835,628 for an effective yield of 1.370% (collateralized by a U.S. Treasury note and a U.S. Treasury bond with coupon rates ranging from 2.250% to 2.750% and due dates ranging from 2/15/27 to 11/15/47, valued at $306,002,415)		$23,832,000	$23,832,000

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(P)	Shares	350,000	350,000

Putnam Government Money Market Fund 0.92%(AFF)	Shares	10,000	10,000

Total short-term investments (cost $24,192,000)			$24,192,000

TOTAL INVESTMENTS

Total investments (cost $436,938,742)			$439,377,766

FUTURES CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

U.S. Treasury Bond 30 yr (Long)	5	$500,000	$765,000	Mar-18	$(1,924)
U.S. Treasury Bond Ultra 30 yr (Short)	1	100,000	167,656	Mar-18	(338)
U.S. Treasury Note 2 yr (Long)	162	32,400,000	34,685,719	Mar-18	(83,853)
U.S. Treasury Note 5 yr (Long)	678	67,800,000	78,759,235	Mar-18	(425,013)
U.S. Treasury Note 10 yr (Long)	409	40,900,000	50,735,172	Mar-18	(223,672)
U.S. Treasury Note Ultra 10 yr (Long)	1	100,000	133,563	Mar-18	(650)

Unrealized appreciation					—

Unrealized (depreciation)					(735,450)

Total					$(735,450)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/17 (premiums $5,957,847) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$50,857,000	$68,657
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	50,857,000	119,005
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	113,015,500	119,796
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	113,015,500	553,776

Citibank, N.A.
2.505/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.505	40,615,300	10,560
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05	67,809,000	12,884
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675	45,206,200	47,014
2.428/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.428	30,316,800	82,765
(2.398)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.398	30,316,800	100,955
2.398/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.398	30,316,800	102,168
2.412/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.412	30,297,700	145,429
(2.428)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.428	30,316,800	161,589
(2.412)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.412	30,297,700	171,182
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	22,603,100	392,390

Credit Suisse International
2.63625/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.63625	45,206,200	15,822

Goldman Sachs International
2.68675/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.68675	30,481,000	5,487
(2.357)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.357	30,462,000	61,533
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	90,412,400	122,057
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46	12,205,700	139,755

JPMorgan Chase Bank N.A.
(2.3205)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.3205	7,278,000	4,076
2.4115/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.4115	7,278,000	14,920
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	50,857,000	66,114
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,128,000	68,523
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	113,015,500	116,406
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	50,857,000	122,057
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	113,015,500	563,946

Morgan Stanley & Co. International PLC
(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	67,809,300	19,665

Total			$3,408,531

WRITTEN OPTIONS OUTSTANDING at 12/31/17 (premiums $757,500) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/$100.21	$13,000,000	$13,000,000	$32,123
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.29	13,000,000	13,000,000	28,613
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.40	13,000,000	13,000,000	23,816
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.45	13,000,000	13,000,000	22,165
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.62	13,000,000	13,000,000	16,458
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.70	13,000,000	13,000,000	14,105
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.80	13,000,000	13,000,000	11,687
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.86	13,000,000	13,000,000	10,543
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.84	13,000,000	13,000,000	25,259
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.71	13,000,000	13,000,000	22,087
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	13,000,000	13,000,000	21,593
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.59	13,000,000	13,000,000	19,305
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.34	13,000,000	13,000,000	14,703
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.21	13,000,000	13,000,000	12,805
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.09	13,000,000	13,000,000	11,128
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jan-18/102.68	50,000,000	50,000,000	44,800

Total				$331,190

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$11,301,600	$(226,032)	$(19,778)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	6,780,900	(727,591)	(40,753)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	11,301,600	(441,893)	(62,385)
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	11,301,600	(441,893)	(72,556)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	6,780,900	(239,027)	(73,166)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	11,301,600	(226,032)	(115,389)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	6,780,900	(239,027)	(148,502)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	6,780,900	(727,591)	(172,438)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	6,780,900	612,654	365,694
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	11,301,600	434,547	176,757
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	6,780,900	612,654	158,402
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	11,301,600	434,547	91,204

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	11,301,600	(226,032)	(20,456)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	6,780,900	(94,594)	(36,888)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	6,780,900	(94,594)	(55,875)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	11,301,600	(226,032)	(115,050)

Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	1,421,000	(26,360)	(1,250)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	1,421,000	(26,360)	(5,613)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	1,421,000	(182,954)	(8,739)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	1,421,000	(182,954)	(25,152)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	11,301,600	(441,893)	(60,690)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	11,301,600	(441,893)	(74,139)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	11,301,600	435,112	174,158
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	11,301,600	432,851	93,351
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	1,421,000	113,680	20,036
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	1,421,000	113,680	7,560

Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,356,200	(171,220)	(3,228)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	2,368,800	(215,561)	(5,661)
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	2,368,800	(84,092)	(5,756)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	2,368,800	(113,702)	(9,120)
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	2,368,800	(60,404)	(9,688)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	2,368,800	(189,859)	(10,825)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	2,368,800	(84,092)	(15,587)
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	2,368,800	(189,859)	(17,884)
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	2,368,800	(164,158)	(18,690)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,356,200	(171,220)	(35,424)
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	2,368,800	99,963	19,590
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	2,368,800	141,773	18,003
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	2,368,800	141,773	15,539
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	2,368,800	194,478	6,135

JPMorgan Chase Bank N.A.
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	2,368,800	(28,426)	19,235
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	2,368,800	(136,917)	12,555
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	1,421,000	(18,899)	(583)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	1,421,000	(34,815)	(6,480)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	1,421,000	(219,687)	(13,173)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	1,421,000	(152,473)	(21,258)
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	2,368,800	(146,866)	(40,767)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	6,780,900	(946,783)	(41,703)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	2,368,800	(246,355)	(42,781)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	6,780,900	(946,783)	(372,474)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	6,780,900	643,846	414,584
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	6,780,900	643,846	86,660
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	2,368,800	258,199	81,605
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	1,421,000	79,718	13,741
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	1,421,000	156,452	12,036
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	2,368,800	39,085	(44,984)

Morgan Stanley & Co. International PLC
2.3388/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.3388	60,508,000	(178,812)	9,681
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	1,421,000	(35,525)	(3,183)
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	1,421,000	(18,615)	(3,211)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	1,421,000	(152,900)	(3,638)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	1,421,000	(217,697)	(33,109)
(2.5012)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.5012	60,508,000	(174,430)	(36,305)
2.42/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	30,254,000	177,977	32,069
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	1,421,000	155,742	31,276
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	1,421,000	79,008	242
(2.42)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	30,254,000	175,265	(14,522)

Unrealized appreciation				1,860,113

Unrealized (depreciation)				(1,918,853)

Total				$(58,740)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/17 (proceeds receivable $38,060,859) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 1/1/48	$2,000,000	1/18/18	$2,127,812
Federal National Mortgage Association, 4.00%, 1/1/48	5,000,000	1/18/18	5,229,687
Federal National Mortgage Association, 3.50%, 1/1/48	2,000,000	1/18/18	2,054,219
Federal National Mortgage Association, 3.00%, 1/1/48	8,000,000	1/18/18	8,001,875
Government National Mortgage Association, 4.00%, 1/1/48	3,000,000	1/24/18	3,127,969
Government National Mortgage Association, 3.50%, 1/1/48	17,000,000	1/24/18	17,581,720

Total			$38,123,282

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$172,147,100	$174,385	(E)	$(160,194)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$14,192
		5,395,500	6,280	(E)	(3,164)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,444)
		129,324,800	338,184	(E)	(314,783)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(652,968)
		18,234,600	1,295	(E)	274,736	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	276,031
		16,726,300	123,658	(E)	(136)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(123,794)
		5,422,000	35,042		(39)	12/27/27	3 month USD-LIBOR-BBA — Quarterly	2.4685% — Semiannually	35,229
		15,822,000	94,204	(E)	(129)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(94,333)

	Total				$(203,709)				$(555,087)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
$1,000,960	$997,464	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$(2,085)
246,311	242,717	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,480)
207,154	207,000	—	1/12/40	4.00% (1 month USD-LIBOR)— Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	96
91,391	89,245	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,044)
1,368,638	1,367,621	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	632
10,422	10,206	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(93)
184,362	181,022	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,683)
390,532	389,081	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(822)
70,098	68,828	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(640)
71,988	71,736	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(150)
1,557,094	1,551,936	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	2,052
176,892	173,218	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,576)
169,060	165,385	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,871
11,989	11,844	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(47)
1,660,181	1,653,747	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(3,742)
29,823,143	29,716,234	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(58,616)
23,917,006	23,862,032	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3,167

Citibank, N.A.
751,564	748,870	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,477)
81,723	81,430	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(161)

Credit Suisse International
205,851	205,114	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(405)
246,877	241,510	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,732
211,155	207,504	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,944)
23,687	23,401	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(94)
144,429	141,708	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,423)
94,690	92,906	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(933)
92,633	90,937	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(935)
622,097	610,722	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,963)
333,602	327,559	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,045

Goldman Sachs International
266,039	260,513	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,369)
205,229	200,966	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,828)
616,732	602,253	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,042)
257,777	252,423	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,296)
3,153,644	3,142,339	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(6,198)
611,212	602,292	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,671)
611,212	602,292	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,671)
1,625,149	1,621,414	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	215
610,532	609,128	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	81
124,145	122,062	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(959)
39,546	38,618	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(452)
271,325	264,955	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(3,099)
865,650	863,660	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	115
2,226,295	2,221,178	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	295
1,038,788	1,036,401	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	138
82,562	82,372	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	11
220,109	219,603	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	29
101,457	99,349	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(904)
291,554	285,498	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(2,597)
402,634	396,758	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,418)
449,499	442,939	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,700)
418,745	408,914	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(4,782)
499,027	491,745	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,997)
331,690	324,479	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,671
388,198	376,386	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	8,888

JPMorgan Chase Bank N.A.
30,743	30,186	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(281)
48,400	47,523	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(442)
331,646	324,437	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,671

JPMorgan Securities LLC
368,446	361,709	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,532)
2,819,894	2,778,742	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	16,938
211,155	207,504	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,944

Upfront premium received		—			Unrealized appreciation	49,591

Upfront premium (paid)		—			Unrealized (depreciation)	(137,551)

	Total	$—			Total	$(87,960)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$2,444,000	$24,149	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$24,149
	2,444,000	32,835	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(32,835)
	2,809,000	32,492	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	32,492
	2,809,000	47,725	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(47,726)

Total			$—				$(23,920)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $372,851,985.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/2017	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/17

Short-term investments
	Putnam Government Money Market Fund*	3,215,046	10,000	3,215,046	4,381	10,000

	Total Short-term investments	$3,215,046	$10,000	$3,215,046	$4,381	$10,000
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,231,946.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $756,899.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,713,601.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $90,961,739 to cover certain derivative contracts, and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $24,308,832, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $584,225 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $756,899 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,135,000	$—
Mortgage-backed securities	—	117,761,591	—
Purchased options outstanding	—	397,997	—
Purchased swap options outstanding	—	3,546,224	—
U.S. government and agency mortgage obligations	—	199,077,508	—
U.S. treasury obligations	—	92,267,446	—
Short-term investments	360,000	23,832,000	—

Totals by level	$360,000	$439,017,766	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	(735,450)	—	—
Written options outstanding	—	(331,190)	—
Written swap options outstanding	—	(3,408,531)	—
Forward premium swap option contracts	—	(58,740)	—
TBA sale commitments	—	(38,123,282)	—
Interest rate swap contracts	—	(351,378)	—
Total return swap contracts	—	(111,880)	—

Totals by level	$(735,450)	$(42,385,001)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	6,121,515	7,174,463

Total	$6,121,515	$7,174,463

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$147,500,000
Purchased swap option contracts (contract amount)		$2,083,500,000
Written TBA commitment option contracts (contract amount)		$232,000,000
Written swap option contracts (contract amount)		$1,746,600,000
Futures contracts (number of contracts)		1,000
Centrally cleared interest rate swap contracts (notional)		$369,600,000
OTC total return swap contracts (notional)		$84,600,000
Centrally cleared total return swap contracts (notional)		$10,500,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018